UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: _________
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             The Cincinnati Casualty Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:    028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio         Auguat 6, 2010
------------------------        ---------------         --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                       1
                                                   ------

Form 13F Information Table Entry Total                 16
                                                   ------

Form 13F Information Table Value Total             46,297
                                                   ------
                                                (thousands)


List of Other Included Managers:

No.      File No.               Name
01       028-10798              Cincinnati Financial Corporation

                                 Column 2     Column 3  Column 4         Column 5            Column 6    Column 7      Column 8
                                                                                           Investment
          Issuer             Title of Class    Cusip   FMV (000)  Shares/Principal SH/PRN     Dis        Oth Mgrs Sole  Shared  None
AUTOMATIC DATA PROCESSING        COMMON      053015103     2,416      60,000         SH    SHARED-OTHER     01      -    60,000   -
DOVER CORP                       COMMON      260003108     3,761      90,000         SH    SHARED-OTHER     01      -    90,000   -
DUKE ENERGY CORP                 COMMON      26441C105     3,182     198,900         SH    SHARED-OTHER     01      -   198,900   -
EMERSON ELECTRIC CO              COMMON      291011104     3,932      90,000         SH    SHARED-OTHER     01      -    90,000   -
GENUINE PARTS CO                 COMMON      372460105       592      15,000         SH    SHARED-OTHER     01      -    15,000   -
HONEYWELL INTERNATIONAL INC      COMMON      438516106     1,952      50,000         SH    SHARED-OTHER     01      -    50,000   -
INTEL CORP                       COMMON      458140100       817      42,000         SH    SHARED-OTHER     01      -    42,000   -
JOHNSON & JOHNSON                COMMON      478160104     1,477      25,000         SH    SHARED-OTHER     01      -    25,000   -
JP MORGAN CHASE                  COMMON      46625H100     1,702      46,500         SH    SHARED-OTHER     01      -    46,500   -
LINEAR TECHNOLOGY CORP           COMMON      535678106     1,001      36,000         SH    SHARED-OTHER     01      -    36,000   -
MICROCHIP TECHNOLOGY INC         COMMON      595017104     1,026      37,000         SH    SHARED-OTHER     01      -    37,000   -
NUCOR CORP                       COMMON      670346105       861      22,500         SH    SHARED-OTHER     01      -    22,500   -
PFIZER INC                       COMMON      717081103     3,371     236,400         SH    SHARED-OTHER     01      -   236,400   -
PRAXAIR INC                      COMMON      74005P104     1,900      25,000         SH    SHARED-OTHER     01      -    25,000   -
PROCTER & GAMBLE CO/THE          COMMON      742718109    11,996     200,000         SH    SHARED-OTHER     01      -   200,000   -
SPECTRA ENERGY CORP              COMMON      847560109     6,311     314,450         SH    SHARED-OTHER     01      -   314,450   -
                                                          46,297